Loans and Allowance for Credit Losses, Allowance for Credit Losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	$ 19,668	$ 23,463	$ 25,031	$ 21,711	$ 5,518
Provision for credit losses	7,217	7,899	15,753	21,668	15,979
Interest income on certain impaired loans	(315)	(332)	(266)	0	0
Loan charge-offs	(10,973)	(13,615)	(20,100)	(19,825)	(8,777)
Loan recoveries	1,939	2,316	2,347	1,657	938
Net loan charge-offs	(9,034)	(11,299)	(17,753)	(18,168)	(7,839)
Allowances related to business combinations/other	(59)	(63)	698	(180)	8,053
Allowance for credit losses, ending balance	17,477	19,668	23,463	25,031	21,711
Components: Allowance for loan losses	17,060	19,372	23,022	24,516	21,013
Components: Allowance for unfunded credit commitments	417	296	441	515	698
Components: Allowance for credit losses	17,477	19,668	23,463	25,031	21,711
Net loan charge-offs as a percentage of average total loans	1.17%	1.49%	2.30%	2.21%	1.97%
Allowance for loan losses as a percentage of total loans	2.13%	2.52%	3.04%	3.13%	2.43%
Allowance for credit losses as a percentage of total loans	2.19%	2.56%	3.10%	3.20%	2.51%
Commercial and Industrial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(1,306)	(1,598)	(2,775)	(3,365)	(1,653)
Loan recoveries	461	419	427	254	114
Commercial Real Estate Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(382)	(636)	(1,151)	(670)	(29)
Loan recoveries	163	143	68	33	5
Commercial Real Estate Construction [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(191)	(351)	(1,189)	(1,063)	(178)
Loan recoveries	124	146	110	16	3
Lease Financing [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(24)	(38)	(120)	(229)	(65)
Loan recoveries	19	24	20	20	13
Foreign Loans [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(111)	(173)	(198)	(237)	(245)
Loan recoveries	32	45	53	40	49
Total Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	6,358	8,169
Provision for credit losses	666	365
Interest income on certain impaired loans	(95)	(161)
Loan charge-offs	(2,014)	(2,796)	(5,433)	(5,564)	(2,170)
Loan recoveries	799	777	678	363	184
Net loan charge-offs	(1,215)	(2,019)
Allowances related to business combinations/other	0	4
Allowance for credit losses, ending balance	5,714	6,358	8,169
Components: Allowance for credit losses	5,714	6,358	8,169
Real estate 1-4 family first mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(3,013)	(3,883)	(4,900)	(3,318)	(540)
Loan recoveries	157	405	522	185	37
Real estate 1-4 family junior lien mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(3,437)	(3,763)	(4,934)	(4,812)	(2,204)
Loan recoveries	259	218	211	174	89
Credit Card [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(1,101)	(1,449)	(2,396)	(2,708)	(1,563)
Loan recoveries	185	251	218	180	147
Other revolving credit and installment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(1,408)	(1,724)	(2,437)	(3,423)	(2,300)
Loan recoveries	539	665	718	755	481
Total Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	13,310	15,294
Provision for credit losses	6,551	7,534
Interest income on certain impaired loans	(220)	(171)
Loan charge-offs	(8,959)	(10,819)	(14,667)	(14,261)	(6,607)
Loan recoveries	1,140	1,539	1,669	1,294	754
Net loan charge-offs	(7,819)	(9,280)
Allowances related to business combinations/other	(59)	(67)
Allowance for credit losses, ending balance	11,763	13,310	15,294
Components: Allowance for credit losses	$ 11,763	$ 13,310	$ 15,294